UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BlueBay Asset Management Plc
Address: 77 Grosvenor Street

         London,  UK     W1K 3JR

13F File Number:  28-12524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Williams
Title:     Chief Financial Officer
Phone:     +44-207-389-3787

Signature, Place, and Date of Signing:

     Nick Williams     London, UK     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $120,074 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6      988   950000 PRN      SOLE                   950000        0        0
AMGEN INC                      NOTE 0.125% 2/0  031162AN0     3294  3510000 PRN      SOLE                  3510000        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2      478   500000 PRN      SOLE                   500000        0        0
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0      546   700000 PRN      SOLE                   700000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1     6799 13000000 PRN      SOLE                 13000000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.750%11/1  165167BW6     2001  2600000 PRN      SOLE                  2600000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4     3993  4100000 PRN      SOLE                  4100000        0        0
GILEAD SCIENCES INC            NOTE 0.625% 5/0  375558AH6     2110  1650000 PRN      SOLE                  1650000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9     1390  2040000 PRN      SOLE                  2040000        0        0
HOSPITALITY PPTYS TR           NOTE 3.800% 3/1  44106MAK8      180   250000 PRN      SOLE                   250000        0        0
INDIA FD INC                   COM              454089103      464    27638 SH       SOLE                    27638        0        0
INTEL CORP                     COM              458140100      316    21000 SH       SOLE                    21000        0        0
LIBERTY MEDIA CORP NEW         DEB 3.125% 3/3   530718AF2    18576 23520000 PRN      SOLE                 23520000        0        0
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2      178   250000 PRN      SOLE                   250000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     1321  1590000 PRN      SOLE                  1590000        0        0
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1  549463AG2      694   790000 PRN      SOLE                   790000        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8     4015  4505000 PRN      SOLE                  4505000        0        0
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1  595017AB0      867  1200000 PRN      SOLE                  1200000        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8      460   450000 PRN      SOLE                   450000        0        0
MYLAN INC                      NOTE 1.250% 3/1  628530AG2      865  1000000 PRN      SOLE                  1000000        0        0
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AJ5     1735  1520000 PRN      SOLE                  1520000        0        0
OWENS CORNING NEW              COM              690742101    48163  5327780 SH       SOLE                  5327780        0        0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4     1050  1140000 PRN      SOLE                  1140000        0        0
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0     2643  2670000 PRN      SOLE                  2670000        0        0
TEVA PHARMACEUTICAL FIN CO B   NOTE 1.750% 2/0  88165FAA0     1225  1130000 PRN      SOLE                  1130000        0        0
TEVA PHARMACEUTICAL FIN II L   DBCV 0.250% 2/0  88164RAB3      909   700000 PRN      SOLE                   700000        0        0
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9      631   600000 PRN      SOLE                   600000        0        0
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AW9    12449 14950000 PRN      SOLE                 14950000        0        0
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4      730  1100000 PRN      SOLE                  1100000        0        0
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1      395   500000 PRN      SOLE                   500000        0        0
WATSON PHARMACEUTICALS INC     DBCV 1.750% 3/1  942683AC7      239   250000 PRN      SOLE                   250000        0        0
XILINX INC                     DBCV 3.125% 3/1  983919AD3      370   500000 PRN      SOLE                   500000        0        0